U.S. SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549
FORM 24F-2
ANNUAL NOTICE OF SECURITES
SOLD PURSUANT TO RULE 24F-2
READ INSTRUCTIONS AT END OF
FORM BEFORE PREPARING FORM.
1. Name and address of issuer:
DBX ETF Trust
60 Wall Street
New York, NY 10005

2. The name of each series or
class of securities for which
this Form is filed
(If the Form is being filed
for all series and classes of
securities of the issuer,
check the box but do not list
series or classes):[x]

3. Investment Company Act File
Number:  811-22487
Securities Act File Number:
333-170122

4.(a) Last day of fiscal year
for which this Form is filed:
May 31, 2013
(b) [ ] Check box if this Form
is being filed late (i.e., more
than 90 calendar days after the
end of the issuer's fiscal year).
(See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED
LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.
(c) [ ] Check box if this is the
last time the issuer will be filing
this Form.

5. Calculation of registration fee:
(i) Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f): $184,472,729

(ii) Aggregate price of securities
redeemed or repurchased during
the fiscal year: $29,120,079

(iii) Aggregate price of securities
redeemed or repurchased during
any PRIOR fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission: $0

(iv) Total available redemption
credits [add items 5(ii) and
5(iii)]: $29,120,079

(v) Net sales -- if item 5(i) is
greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(I)]:
$155,352,650

(vi) Redemption credits available for
use in future years -- if Item 5(i)
is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]: $0

(vii) Multiplier for determining
registration fee (See Instruction
C.9): x  0.00013640

(viii)	Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due): = $21,190

6. Prepaid Shares
If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under
the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before
October 11, 1997, then report the
amount of securities (number of shares
or other units) deducted here: 0. If
there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end
of the fiscal year for which this form
is filed that are available for use by
the issuer in future fiscal years,
then state that number here: 0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D): $0

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $21,190

9. Date the registration fee and any interest
payment was sent to the Commission's
lockbox depository: 8/21/13 Method of Delivery:
[X] Wire Transfer [   ] Mail or other means


SIGNATURES
This report has been signed below by the following persons on behalf of the Issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*
/ s / Kevin Teevan

Kevin Teevan
Controller

Date: August 21, 2013

*Please print the name and title of the
signing officer below the signature.

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